BONDS AND SECURITIES AT AMORTIZED COST (Tables)	12 Months Ended
Dec. 31, 2023
Bonds And Securities At Amortized Cost
Schedule of securities at amortized cost
	R$ thousands
	Amortized cost	Gross unrealized gains (2)	Gross unrealized losses (2)	Fair value
Securities:
Brazilian government bonds	54,282,125	4,007,277	(4,653,464)	53,635,938
Corporate debt securities	120,924,952	1,387,469	(580,298)	121,732,123
Balance on December 31, 2023 (1)	175,207,077	5,394,746	(5,233,762)	175,368,061

Securities:
Brazilian government bonds	96,481,696	3,146,166	(6,659,322)	92,968,540
Corporate debt securities	115,129,378	1,334,724	(672,729)	115,791,373
Balance on December 31, 2022	211,611,074	4,480,890	(7,332,051)	208,759,913

(1) On January 1, 2023, with the adoption of IFRS 17, Management reclassified Bonds and Securities measured at amortized cost to measured at FVOCI, in the amount of R$36,639,102 thousand. This reclassification was due to alignment of the strategy of assets related to insurance contract liabilities; and

(2) Unrealized gains and losses on assets at amortized cost have not been recognized in comprehensive income.

Schedule of Maturity
	R$ thousands
	On December 31, 2023		On December 31, 2022
	Amortized cost	Fair value	Amortized cost	Fair value
Due within one year	26,708,054	26,853,215	23,662,304	23,411,019
From 1 to 5 years	108,111,315	108,612,106	109,339,662	107,947,094
From 5 to 10 years	17,408,132	17,311,782	41,876,000	42,421,977
Over 10 years	22,979,576	22,590,958	36,733,108	34,979,823
Total	175,207,077	175,368,061	211,611,074	208,759,913

Schedule of reconciliation of expected losses of financial assets at amortized cost
	R$ thousands
	Stage 1	Stage 2	Stage 3	Total (1)
Expected loss of financial assets at amortized cost on December 31, 2021	493,923	774,834	4,258,906	5,527,663
Transferred to Stage 1	-	(454,884)	(177)	(455,061)
Transferred to Stage 2	(2,108)	-	(856)	(2,964)
Transferred to Stage 3	(921)	(108,656)	-	(109,577)
Transfer from Stage 1	-	2,108	921	3,029
Transfer from Stage 2	454,884	-	108,656	563,540
Transfer from Stage 3	177	856	-	1,033
New assets originated /(Assets settled or paid)/Remeasurement of expected credit loss	(473,559)	(83,462)	(1,929,811)	(2,486,832)
Expected loss of financial assets at amortized cost on December 31, 2022	472,396	130,796	2,437,639	3,040,831
Transferred to Stage 1	-	(21,287)	(1,794)	(23,081)
Transferred to Stage 2	(2,046)	-	-	(2,046)
Transferred to Stage 3	(4,771)	(50,511)	-	(55,282)
Transfer from Stage 1	-	2,046	4,771	6,817
Transfer from Stage 2	21,287	-	50,511	71,798
Transfer from Stage 3	1,794	-	-	1,794
New assets originated /(Assets settled or paid)/Remeasurement of expected credit loss	(117,758)	125,781	2,096,412	2,104,435
Expected loss of financial assets at amortized cost on December 31, 2023	370,902	186,825	4,587,539	5,145,266

(1) The expected loss expense is recorded as “Expected Loss on Other Financial Assets” in the Consolidated Statement of Income.